SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents and Investments in Debt Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Maturity period at purchase (less than)	91 days
Marketable debt securities	$ 0	$ 0